Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net, mainly consist of the following:

	June 30, 2024	June 30, 2023
Capitalized internal-use software development costs	$987,476	$905,431
Less: accumulated amortization	(783,443)	(616,995)
Intangible assets, net	$204,033	$288,436

Amortization expense was $157,961, $131,762 and $118,184 for the years ended June 30, 2024, 2023 and 2022, respectively. Estimated future amortization expense for intangible assets is as follows:

Twelve months ending June 30,	Amortization expense
2025	102,188
2026	65,392
2027	21,946
2028	11,396
Thereafter	3,111
$204,033